Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 70.7%
Long-Term Municipal Bonds - 70.7%
Alabama - 0.3%
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/22	$1,000	$1,091,990
Tuscaloosa County Industrial Development Authority
(Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (a)	345	378,575

		1,470,565

American Samoa - 0.0%
American Samoa Economic Development Authority
(Territory of American Samoa)
6.50%, 9/01/28 (a)	180	200,655

Arizona - 0.1%
Tempe Industrial Development Authority
(Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (a)	420	423,331

Arkansas - 0.6%
City of Fayetteville AR
(City of Fayetteville AR Sales & Use Tax Revenue)
Series 2019A
1.75%, 11/01/32	2,745	2,753,153

California - 0.1%
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	575	587,915

Colorado - 1.5%
City & County of Denver CO
(United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	1,000	1,090,300
City & County of Denver CO Airport System Revenue
(Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	3,150	3,276,220
Plaza Metropolitan District No. 1
Series 2013
5.00%, 12/01/22 (a)	600	643,248
Regional Transportation District
(Denver Transit Partners LLC)
Series 2010
5.375%, 7/15/25	1,100	1,118,051

	Principal Amount (000)	U.S. $ Value
Vauxmont Metropolitan District AGM
5.00%, 12/01/50 (b)	$100	$115,769

		6,243,588

Connecticut - 0.7%
State of Connecticut
Series 2018D
5.00%, 4/15/27	2,280	2,805,061

District of Columbia - 0.5%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/21	2,100	2,158,296

Florida - 1.7%
Citizens Property Insurance Corp.
Series 2012A-1
5.00%, 6/01/21	2,840	2,991,344
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/32 (b)	100	67,993
Florida Development Finance Corp.
1.90%, 1/01/49 (Pre-refunded/ETM)	3,710	3,714,044
Florida Development Finance Corp.
(Virgin Trains USA Florida LLC)
6.375%, 1/01/49 (a)	450	429,196

		7,202,577

Guam - 0.5%
Territory of Guam
5.00%, 11/15/31	100	117,054
Territory of Guam
(Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/29-12/01/32	425	488,121
Territory of Guam
(Territory of Guam Business Privilege Tax)
Series 2015D
5.00%, 11/15/23-11/15/31	1,205	1,358,889

		1,964,064

Illinois - 2.9%
Chicago Board of Education
Series 2017C
5.00%, 12/01/23	1,465	1,606,944
Illinois Finance Authority
(Illinois Institute of Technology)
5.00%, 9/01/22-9/01/33	300	346,186
Metropolitan Pier & Exposition Authority
Series 2017B
5.00%, 12/15/25	1,000	1,141,970
State of Illinois
Series 2014
5.00%, 5/01/22-5/01/23	4,990	5,418,917
Series 2017D
5.00%, 11/01/24	2,000	2,232,760

	Principal Amount (000)	U.S. $ Value
State of Illinois
(State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/20	$1,685	$1,709,264

		12,456,041

Kentucky - 0.1%
City of Ashland KY
(Ashland Hospital Corp. Obligated Group)
5.00%, 2/01/26-2/01/30	200	239,490

Michigan - 1.9%
City of Detroit MI
5.00%, 4/01/24-4/01/25	2,115	2,329,690
Michigan Finance Authority
(Great Lakes Water Authority Sewage Disposal System Revenue)
AGM Series 2014C
5.00%, 7/01/26	5,055	5,878,914

		8,208,604

Nebraska - 0.9%
Central Plains Energy Project
(Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	3,290	3,677,266

Nevada - 0.1%
City of Sparks NV
(City of Sparks NV Sales Tax)
Series 2019A
2.75%, 6/15/28 (a)	300	306,147

New Jersey - 4.3%
New Jersey Economic Development Authority
(New Jersey Economic Development Authority State Lease)
Series 2015X
5.00%, 6/15/21	4,555	4,790,220
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/21	2,410	2,558,986
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Fed Hwy Grant)
Series 2018A
5.00%, 6/15/24	3,410	3,907,519
New Jersey Transportation Trust Fund Authority
(New Jersey Transportation Trust Fund Authority State Lease)
Series 2018A
5.00%, 12/15/29	3,490	4,182,905
New Jersey Turnpike Authority
AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,118,275

		18,557,905

New York - 48.0%
Albany County Airport Authority
5.00%, 12/15/21-12/15/26 (b)	855	974,125
AGM Series 2010A
5.00%, 12/15/22-12/15/23	3,555	3,618,030

	Principal Amount (000)	U.S. $ Value
Build NYC Resource Corp.
(Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	$1,000	$1,088,180
City of New York NY
Series 2014A
5.00%, 8/01/28	1,285	1,493,517
Series 2014J
5.00%, 8/01/27	1,085	1,262,636
Series 2018E
5.00%, 3/01/31	1,055	1,315,321
Series 2019E
5.00%, 8/01/21	3,900	4,137,861
City of Yonkers NY
AGM Series 2015A
5.00%, 3/15/21	2,000	2,092,940
County of Albany NY
Series 2020C
5.00%, 11/01/24 (b)	1,595	1,827,232
County of Nassau NY
Series 2011A
5.00%, 4/01/20	2,050	2,069,414
Series 2014A
5.00%, 4/01/25	4,775	5,528,113
Series 2017C
5.00%, 10/01/25	1,875	2,251,031
County of Westchester NY
Series 2016A
5.00%, 1/01/23	2,435	2,723,036
Hempstead Town Local Development Corp.
(Hofstra University)
Series 2013
5.00%, 7/01/21	700	738,640
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/32	2,320	2,836,107
Jefferson County Industrial Development Agency
(ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20 (c)	145	145,000
Metropolitan Transportation Authority
Series 2011
5.00%, 11/15/25 (Pre-refunded/ETM)	2,075	2,232,098
Series 2011C
5.00%, 11/15/25	4,430	4,736,246
Series 2012
5.00%, 11/15/22	2,650	2,931,960
Series 2012F
5.00%, 11/15/25	1,000	1,104,180
Series 2017C
5.00%, 11/15/26-11/15/28	12,180	15,157,234
Series 2018B
5.00%, 5/15/20	3,085	3,128,036
Series 2018C
5.00%, 9/01/20	2,630	2,695,224
Series 2019D
5.00%, 9/01/22	1,925	2,105,276

	Principal Amount (000)	U.S. $ Value
Metropolitan Transportation Authority
(Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	$9,840	$10,933,573
Series 2016A
5.00%, 11/15/25	1,375	1,668,728
Series 2019A
5.00%, 3/01/22	2,005	2,166,944
Nassau County Local Economic Assistance Corp.
(Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/20	1,000	1,017,580
New York City Municipal Water Finance Authority
5.00%, 6/15/26	825	871,142
Series 2010F
5.00%, 6/15/25 (Pre-refunded/ETM)	300	305,319
5.00%, 6/15/25	200	203,490
Series 2011G
5.00%, 6/15/26 (Pre-refunded/ETM)	7,245	7,655,719
Series 2015G
5.00%, 6/15/27	2,885	3,464,337
New York City Transitional Finance Authority Building Aid Revenue
(New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2017S
5.00%, 7/15/32	1,955	2,406,214
Series 2018S
5.00%, 7/15/31-7/15/32	2,950	3,693,831
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011B
5.00%, 2/01/21	4,110	4,283,483
Series 2013I
5.00%, 5/01/22	2,270	2,476,071
Series 2014B
5.00%, 11/01/26	4,000	4,646,880
Series 2015C
5.00%, 11/01/28	2,145	2,540,238
Series 2017
5.00%, 11/01/26	1,925	2,390,022
Series 2017E-1
5.00%, 2/01/30	1,155	1,420,373
New York City Trust for Cultural Resources
(Lincoln Center for the Performing Arts, Inc.)
Series 2016A
5.00%, 12/01/26	5,575	6,910,101
New York State Dormitory Authority
Series 2012A
5.00%, 7/01/26 (Pre-refunded/ETM)	1,965	2,160,714
New York State Dormitory Authority
(Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/24 (a)	700	807,961

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority
(Rochester Institute of Technology)
Series 2020A
5.00%, 7/01/29-7/01/32 (b)	$3,240	$4,046,302
New York State Dormitory Authority
(State of New York Pers Income Tax)
Series 2012
5.00%, 12/15/21	2,100	2,260,944
Series 2012A
5.00%, 12/15/22	1,865	2,077,181
Series 2014A
5.00%, 2/15/28	2,035	2,339,131
Series 2014C
5.00%, 3/15/29	3,000	3,450,270
Series 2018A
5.00%, 3/15/22	2,675	2,902,830
New York State Dormitory Authority
(State of New York Sales Tax Revenue)
Series 2018E
5.00%, 3/15/29	4,160	5,353,005
New York State Dormitory Authority
(State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/21	1,000	1,058,260
New York State Thruway Authority
(State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	4,622,625
New York State Urban Development Corp.
(State of New York Pers Income Tax)
Series 2016A
5.00%, 3/15/22-3/15/24	6,600	7,356,443
New York Transportation Development Corp.
(American Airlines, Inc.)
Series 2016
5.00%, 8/01/21-8/01/31	5,030	5,259,797
New York Transportation Development Corp.
(Delta Air Lines, Inc.)
5.00%, 1/01/32	1,495	1,798,455
Series 2018
5.00%, 1/01/30	3,065	3,707,884
New York Transportation Development Corp.
(Terminal One Group Association LP)
Series 2015
5.00%, 1/01/22	1,755	1,869,882
Niagara Area Development Corp.
(Covanta Holding Corp.)
Series 2018B
3.50%, 11/01/24 (a)	600	627,126
Port Authority of New York & New Jersey
5.00%, 9/01/20	1,835	1,880,508
Series 2013-178
5.00%, 12/01/23	2,515	2,863,831
Series 2014
5.00%, 9/01/23-9/01/28	5,615	6,422,497
Series 2015E
5.00%, 10/15/23	1,000	1,134,410
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/25	3,750	4,437,487

	Principal Amount (000)	U.S. $ Value
Triborough Bridge & Tunnel Authority
Series 2018B
5.00%, 11/15/27	$4,295	$5,475,223
Troy Capital Resource Corp.
(Rensselaer Polytechnic Institute)
5.00%, 9/01/31-9/01/33 (b)	1,115	1,384,020
Series 2010B
5.00%, 9/01/20	540	553,316
Utility Debt Securitization Authority
Series 2015
5.00%, 12/15/24	1,500	1,671,105

		204,766,689

Ohio - 0.4%
Ohio Air Quality Development Authority
(FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	210	225,225
Ohio Air Quality Development Authority
(Pratt Paper OH, Inc.)
Series 2017
3.75%, 1/15/28 (a)	1,000	1,079,870
Ohio Water Development Authority Water Pollution Control Loan Fund
(FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33	300	321,750

		1,626,845

Pennsylvania - 1.3%
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
(Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/24	1,000	1,128,250
Philadelphia Parking Authority (The)
Series 2009
5.25%, 9/01/23	200	205,058
Sports & Exhibition Authority of Pittsburgh and Allegheny County
(Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax)
AGM Series 2010
5.00%, 2/01/24	4,000	4,082,760

		5,416,068

Puerto Rico - 0.5%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	230	259,744
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	205	230,971
AGC Series 2007N
5.25%, 7/01/34-7/01/36	380	429,870
NATL Series 2007N
5.25%, 7/01/32	100	109,212

	Principal Amount (000)	U.S. $ Value
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth
(AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	$830	$849,713
Puerto Rico Public Buildings Authority
(Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	100	112,222
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24	339	297,540

		2,289,272

South Carolina - 0.8%
Patriots Energy Group Financing Agency
(Royal Bank of Canada)
Series 2018A
4.00%, 10/01/48	3,000	3,270,420

Tennessee - 1.0%
Tennessee Energy Acquisition Corp.
(Goldman Sachs Group, Inc. (The))
Series 2018
4.00%, 11/01/49	3,880	4,312,698

Washington - 2.2%
Kalispel Tribe of Indians
Series 2018B
5.00%, 1/01/32 (a)(b)	700	803,145
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	2,300	2,392,782
State of Washington
5.00%, 6/01/32-6/01/34 (b)	5,215	6,397,552

		9,593,479

West Virginia - 0.1%
West Virginia Economic Development Authority
(Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	205	207,640

Wisconsin - 0.2%
UMA Education, Inc.
5.00%, 10/01/25-10/01/29 (a)	705	806,375

Total Municipal Obligations (cost $287,708,033)		301,544,144

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 22.1%
Funds and Investment Trusts - 22.1% (d)
iShares Core MSCI EAFE ETF	207,783	$13,555,763
iShares Core MSCI Emerging Markets ETF	239,172	12,857,887
SPDR S&P 500 ETF Trust	203,068	65,359,466
Vanguard Mid-Cap ETF	15,255	2,718,136

Total Investment Companies (cost $71,411,777)		94,491,252

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 1.4%
United States - 1.4%
U.S. Treasury Notes
2.625%, 2/15/29 (cost $5,829,027)	$5,543	5,878,178

SHORT-TERM INVESTMENTS - 8.3%
U.S. Treasury Bills - 4.9%
U.S. Treasury Bill
Zero Coupon, 1/02/20	8,000	7,999,726
Zero Coupon, 3/19/20 (e)(f)	8,000	7,974,676
Zero Coupon, 2/13/20 (f)	5,000	4,991,308

Total U.S. Treasury Bills (cost $20,963,898)		20,965,710

	Shares
Investment Companies - 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.53% (d)(g)(h) (cost $14,405,312)	14,405,312	14,405,312

Total Short-Term Investments (cost $35,369,210)		35,371,022

Total Investments - 102.5% (cost $400,318,047) (i)		437,284,596
Other assets less liabilities - (2.5)%		(10,463,707)

Net Assets - 100.0%		$426,820,889

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	591	March 2020	$24,720,461	$(63,724)
FTSE 100 Index Futures	39	March 2020	3,873,938	20,073

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Market Futures	151	March 2020	$8,457,510	$347,682
Russell 2000 E-Mini Futures	77	March 2020	6,431,810	130,390
S&P 500 E-Mini Futures	92	March 2020	14,863,060	204,981
S&P Mid 400 E-Mini Futures	10	March 2020	2,064,800	45,875
TOPIX Index Futures	94	March 2020	14,888,776	(10,530)
U.S. T-Note 10 Yr (CBT) Futures	370	March 2020	47,516,094	(254,590)
U.S. T-Note 2 Yr (CBT) Futures	206	March 2020	44,393,000	(3,472)
U.S. Ultra Bond (CBT) Futures	95	March 2020	17,257,344	(387,731)
Sold Contracts
Hang Seng Index Futures	3	January 2020	544,191	(3,335)
S&P/TSX 60 Index Futures	37	March 2020	5,769,327	(16,768)
SPI 200 Futures	8	March 2020	926,731	28,196

				$37,047

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CHF	915	USD	926	1/10/20	$(19,898)
Barclays Bank PLC	USD	2,144	NZD	3,357	1/17/20	116,350
BNP Paribas SA	SEK	26,552	USD	2,777	1/08/20	(58,827)
BNP Paribas SA	USD	3,171	NOK	28,976	1/08/20	129,869
BNP Paribas SA	USD	994	SEK	9,623	1/08/20	34,010
BNP Paribas SA	USD	516	NZD	787	1/17/20	14,228
BNP Paribas SA	AUD	3,124	USD	2,141	1/23/20	(52,662)
Citibank, NA	USD	2,271	NOK	20,229	1/08/20	33,081
Citibank, NA	USD	2,117	SEK	20,395	1/08/20	60,920
Citibank, NA	GBP	2,562	USD	3,360	1/10/20	(33,679)
Citibank, NA	EUR	1,971	USD	2,203	1/16/20	(9,861)
Citibank, NA	USD	2,374	EUR	2,126	1/16/20	11,997
Citibank, NA	USD	3,602	AUD	5,213	1/23/20	58,930
Citibank, NA	USD	1,445	JPY	156,251	1/30/20	(5,495)
Credit Suisse International	NOK	12,889	USD	1,427	1/08/20	(40,794)
Credit Suisse International	GBP	2,459	USD	3,176	1/10/20	(81,994)
Credit Suisse International	USD	2,453	EUR	2,207	1/16/20	24,778
Credit Suisse International	AUD	2,090	USD	1,425	1/23/20	(41,856)
Credit Suisse International	USD	938	CAD	1,240	1/23/20	17,332
Goldman Sachs Bank USA	USD	1,583	GBP	1,212	1/10/20	23,106
Goldman Sachs Bank USA	NZD	3,196	USD	2,098	1/17/20	(54,307)
Goldman Sachs Bank USA	JPY	150,650	USD	1,379	1/30/20	(8,898)
Goldman Sachs Bank USA	USD	7,761	JPY	838,780	1/30/20	(31,920)
HSBC Bank USA	USD	1,739	GBP	1,350	1/10/20	49,620
HSBC Bank USA	USD	1,602	NZD	2,419	1/17/20	27,119
JPMorgan Chase Bank, NA	NOK	57,043	USD	6,234	1/08/20	(263,390)
JPMorgan Chase Bank, NA	USD	3,145	NOK	28,220	1/08/20	69,050
JPMorgan Chase Bank, NA	USD	4,523	SEK	43,483	1/08/20	120,999
JPMorgan Chase Bank, NA	CHF	1,089	USD	1,104	1/10/20	(21,468)
JPMorgan Chase Bank, NA	USD	1,077	CHF	1,056	1/10/20	15,119
JPMorgan Chase Bank, NA	NZD	1,284	USD	816	1/17/20	(48,614)
JPMorgan Chase Bank, NA	USD	2,157	NZD	3,308	1/17/20	70,718
JPMorgan Chase Bank, NA	USD	1,431	AUD	2,065	1/23/20	19,042
Morgan Stanley & Co., Inc.	USD	2,054	SEK	19,749	1/08/20	55,260
Morgan Stanley & Co., Inc.	USD	2,109	JPY	230,085	1/30/20	11,223
Royal Bank of Canada	NZD	2,073	USD	1,321	1/17/20	(74,501)
Standard Chartered Bank	CHF	1,294	USD	1,321	1/10/20	(16,554)
State Street Bank & Trust Co.	USD	962	SEK	9,306	1/08/20	31,879
State Street Bank & Trust Co.	USD	110	GBP	85	1/10/20	3,034
State Street Bank & Trust Co.	EUR	431	USD	480	1/16/20	(3,140)
UBS AG	SEK	24,374	USD	2,510	1/08/20	(93,267)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	USD	1,019	CHF	999	1/10/20	$13,427
UBS AG	USD	3,033	GBP	2,373	1/10/20	111,750
UBS AG	USD	3,491	EUR	3,157	1/16/20	52,827
UBS AG	USD	915	CAD	1,216	1/23/20	21,511

						$236,054

CENTRALLY CLEARED INFLATION (CPI) SWAPS

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD 9,700	6/17/24	1.760%	CPI	#	Maturity	$43,010	$	– 0	–	$43,010
USD 1,680	8/09/24	1.690%	CPI	#	Maturity	12,551		– 0	–	12,551
USD 5,010	1/15/25	1.671%	CPI	#	Maturity	52,898		– 0	–	52,898

						$108,459	$	– 0	–	$108,459

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	24,320	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$63,272	$	– 0	–	$63,272
USD	3,140	1/15/25	3 Month LIBOR	1.566%	Quarterly/Semi-Annual	(29,895)		– 0	–	(29,895)
USD	2,110	10/09/29	3 Month LIBOR	1.470%	Quarterly/Semi-Annual	(82,367)		– 0	–	(82,367)
USD	2,110	10/09/29	3 Month LIBOR	1.473%	Quarterly/Semi-Annual	(81,781)		– 0	–	(81,781)

						$(130,771)	$	– 0	–	$(130,771)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	FixedRate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	30	$(1,518)	$(2,993)	$1,475
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	99	(5,010)	(12,743)	7,733

Swap Counterparty & Referenced Obligation	FixedRate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	310	$(15,687)	$(30,450)	$14,763
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	17	(860)	(1,712)	852
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	205	(10,356)	(20,667)	10,311
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	201	(10,170)	(24,924)	14,754
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	7	(354)	(874)	520
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	268	(13,561)	(25,551)	11,990
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	38	(1,923)	(4,871)	2,948

						$(59,439)	$(124,785)	$65,346

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,000	12/04/32	2.233%	CPI	#	Maturity	$(103,138)	$	– 0	–	$(103,138)
Barclays Bank PLC	USD	6,514	9/20/20	2.263%	CPI	#	Maturity	(58,863)		– 0	–	(58,863)
Barclays Bank PLC	USD	5,789	10/15/20	2.208%	CPI	#	Maturity	(44,162)		– 0	–	(44,162)
Barclays Bank PLC	USD	3,336	10/15/20	2.210%	CPI	#	Maturity	(25,618)		– 0	–	(25,618)
Barclays Bank PLC	USD	4,000	10/23/26	2.310%	CPI	#	Maturity	(309,082)		– 0	–	(309,082)
Barclays Bank PLC	USD	1,000	10/23/29	2.388%	CPI	#	Maturity	(97,895)		– 0	–	(97,895)
Citibank, NA	USD	4,210	10/17/20	2.220%	CPI	#	Maturity	(32,829)		– 0	–	(32,829)
Citibank, NA	USD	5,700	12/14/20	1.548%	CPI	#	Maturity	118,088		– 0	–	118,088
Citibank, NA	USD	3,800	10/23/21	2.039%	CPI	#	Maturity	(126,618)		– 0	–	(126,618)
Citibank, NA	USD	7,000	11/04/23	1.900%	CPI	#	Maturity	34,161		– 0	–	34,161
Citibank, NA	USD	3,500	7/20/27	2.104%	CPI	#	Maturity	(49,861)		– 0	–	(49,861)
Deutsche Bank AG	USD	2,900	7/15/20	1.265%	CPI	#	Maturity	119,939		– 0	–	119,939
Deutsche Bank AG	USD	4,000	9/04/25	1.818%	CPI	#	Maturity	10,221		– 0	–	10,221
JPMorgan Chase Bank, NA	USD	5,852	8/30/20	2.210%	CPI	#	Maturity	(48,740)		– 0	–	(48,740)
JPMorgan Chase Bank, NA	USD	2,500	3/02/24	2.175%	CPI	#	Maturity	(47,403)		– 0	–	(47,403)
JPMorgan Chase Bank, NA	USD	6,130	7/15/24	2.165%	CPI	#	Maturity	(48,988)		– 0	–	(48,988)
JPMorgan Chase Bank, NA	USD	7,000	7/20/24	1.995%	CPI	#	Maturity	(18,849)		– 0	–	(18,849)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	3,000	11/04/26	2.015%	CPI	#	Maturity	$(15,849)	$	– 0	–	$(15,849)
JPMorgan Chase Bank, NA	USD	5,000	12/27/28	2.009%	CPI	#	Maturity	(52,183)		– 0	–	(52,183)
Morgan Stanley Capital Services LLC	USD	8,500	7/20/22	1.939%	CPI	#	Maturity	14,704		– 0	–	14,704
Morgan Stanley Capital Services LLC	USD	1,800	7/20/32	2.158%	CPI	#	Maturity	(35,996)		– 0	–	(35,996)

								$(818,961)	$	– 0	–	$(818,961)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	2,840	10/09/29	1.120%	SIFMA	*	Quarterly	$67,643	$	– 0	–	$67,643
Citibank, NA	USD	2,840	10/09/29	1.125%	SIFMA	*	Quarterly	66,195		– 0	–	66,195

								$133,838	$	– 0	–	$133,838

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $6,505,629 or 1.5% of net assets.

(b)	When-Issued or delayed delivery security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20	11/13/14	$145,000	$145,000	0.03%

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.

(i)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,617,126 and gross unrealized depreciation of investments was $(3,019,565), resulting in net unrealized appreciation of $36,597,561.

As of December 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 6.6% and 0.0%, respectively.

Currency Abbreviations:
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
CBT	-	Chicago Board of Trade
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$301,544,144		$–0	–	$301,544,144
Investment Companies		94,491,252		– 0	–	– 0	–	94,491,252
Governments - Treasuries		– 0	–	5,878,178		– 0	–	5,878,178
Short-Term Investments:
U.S. Treasury Bills		– 0	–	20,965,710		– 0	–	20,965,710
Investment Companies		14,405,312		– 0 –		– 0	–	14,405,312

Total Investments in Securities		108,896,564		328,388,032		– 0	–	437,284,596
Other Financial Instruments (a):
Assets:
Futures		728,928		48,269		– 0	–	777,197
Forward Currency Exchange Contracts		– 0	–	1,197,179		– 0	–	1,197,179
Centrally Cleared Inflation (CPI) Swaps		– 0	–	108,459		– 0	–	108,459
Centrally Cleared Interest Rate Swaps		– 0	–	63,272		– 0	–	63,272
Inflation (CPI) Swaps		– 0	–	297,113		– 0	–	297,113
Interest Rate Swaps		– 0	–	133,838		– 0	–	133,838

Investments in Securities:	Level 1		Level 2	Level 3			Total
Liabilities:
Futures	$(662,561)		$(77,589)	$	– 0	–	$(740,150)
Forward Currency Exchange Contracts	– 0	–	(961,125)		–0	–	(961,125)
Centrally Cleared Interest Rate Swaps	– 0	–	(194,043)		– 0	–	(194,043)
Credit Default Swaps	– 0	–	(59,439)		– 0	–	(59,439)
Inflation (CPI) Swaps	– 0	–	(1,116,074)		– 0	–	(1,116,074)

Total	$108,962,931		$327,827,892	$	– 0	–	$436,790,823

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2019 is as follows:

Fund	Market Value 9/30/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,347	$40,273	$31,215	$14,405	$26